Pension and Other Postretirement Benefits - Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year			$ 215	$ 226	$ 226	$ 261
Service cost	$ 0	$ 0	0	0	0	0	$ 0
Interest cost	1	2	3	3	5	7	7
Plan participants' contributions					0	0
Actuarial (gain) loss					(3)	(10)
Benefits paid					(13)	(10)
(Gain) loss due to settlement					0	(21)
Plan amendments					0	0
Exchange rate differences and other					0	(1)
Benefit obligation at end of year					215	226	261
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year			166	151	151	158
Actual return on plan assets					15	19
Plan participants' contributions					0	0
Employer contributions					13	6
Benefits paid					(13)	(10)
(Loss) gain due to settlement					0	(21)
Exchange rate differences and other					0	(1)
Fair value of plan assets at end of year					166	151	158
Contributions between measurement date and year end					0	0
Funded status of the plans at year end					(49)	(75)
Other Postretirement Benefits Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year			2	2	2	3
Service cost	0	0	0	0	0	0	0
Interest cost	0	0	0	0	0	0	0
Plan participants' contributions					0	0
Actuarial (gain) loss					0	(1)
Benefits paid					0	0
(Gain) loss due to settlement					0	0
Plan amendments					0	0
Exchange rate differences and other					0	0
Benefit obligation at end of year					2	2	3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year			1	1	1	1
Actual return on plan assets					0	0
Plan participants' contributions					0	0
Employer contributions					0	0
Benefits paid					0	0
(Loss) gain due to settlement					0	0
Exchange rate differences and other					0	0
Fair value of plan assets at end of year					1	1	1
Contributions between measurement date and year end					0	0
Funded status of the plans at year end					(1)	(1)
Supplemental Employee Retirement Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year			22	23	23	24
Service cost	0	0	0	0	0	0	0
Interest cost	$ 0	$ 0	0	0	1	1	1
Plan participants' contributions					0	0
Actuarial (gain) loss					(1)	(1)
Benefits paid					(1)	(1)
(Gain) loss due to settlement					0	0
Plan amendments					0	0
Exchange rate differences and other					0	0
Benefit obligation at end of year					22	23	24
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year			$ 12	$ 11	11	10
Actual return on plan assets					1	1
Plan participants' contributions					0	0
Employer contributions					1	1
Benefits paid					(1)	(1)
(Loss) gain due to settlement					0	0
Exchange rate differences and other					0	0
Fair value of plan assets at end of year					12	11	$ 10
Contributions between measurement date and year end					0	0
Funded status of the plans at year end					$ (10)	$ (12)